Other assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Asset Disclosure [Line Items]
Weighted average interest rate	4.64%	4.19%
Maturity description	due on demand or within one year from the end of the reporting period.
Certain Third Parties and Equity Investees
Other Asset Disclosure [Line Items]
Weighted average interest rate	6.00%	7.00%